SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2021 Sit Global Dividend Growth Fund Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.9%
Asia - 7.4%
Australia - 4.0%
Atlassian Corp., PLC *	3,925	827,233
BHP Group, Ltd., ADR	6,150	426,748
Macquarie Group, Ltd.	3,900	452,720

		1,706,701

Japan - 2.3%
Astellas Pharma, Inc.	29,900	459,605
Recruit Holdings Co., Ltd.	10,800	526,808

		986,413

Singapore - 1.1%
Singapore Technologies Engineering, Ltd.	158,600	458,634

Europe - 30.0%
France - 0.4%
Safran SA, ADR *	4,900	166,796

Germany - 5.1%
adidas AG *	1,385	432,359
Allianz SE, ADR	35,000	895,300
Muenchener Rueckversicherungs AG	650	200,168
Siemens AG	3,675	603,354
Siemens Energy AG *	1,600	57,434

		2,188,615

Ireland - 5.3%
Accenture, PLC	3,675	1,015,219
Linde, PLC	700	196,098
Medtronic, PLC	4,575	540,445
Trane Technologies, PLC	2,950	488,402

		2,240,164

Spain - 1.8%
Iberdrola SA	60,400	778,079

Sweden - 0.4%
Telefonaktiebolaget LM Ericsson, ADR	13,300	175,427

Switzerland - 8.5%
Chubb, Ltd.	1,750	276,448
Logitech International SA	9,625	1,005,812
Lonza Group AG	1,200	670,878
Nestle SA	6,450	718,873
Partners Group Holding AG	725	925,858

		3,597,869

United Kingdom - 8.5%
AstraZeneca, PLC, ADR	15,400	765,688
BAE Systems, PLC	74,675	519,882
Diageo, PLC, ADR	4,225	693,787
HomeServe, PLC	33,725	558,384

Name of Issuer	Quantity	Fair Value ($)
London Stock Exchange Group, PLC	6,875	657,765
RELX, PLC	17,550	440,843

		3,636,349

North America - 60.5%
United States - 60.5%
Abbott Laboratories	7,400	886,816
AbbVie, Inc.	3,975	430,175
Alphabet, Inc. - Class A *	450	928,134
Apple, Inc.	19,200	2,345,280
Applied Materials, Inc.	8,175	1,092,180
Arthur J Gallagher & Co.	3,775	471,007
Bank of America Corp.	16,300	630,647
Broadcom, Inc.	1,825	846,180
Constellation Brands, Inc.	2,750	627,000
CVS Health Corp.	7,600	571,748
Euronet Worldwide, Inc. *	2,800	387,240
FedEx Corp.	1,950	553,878
Goldman Sachs Group, Inc.	1,400	457,800
Home Depot, Inc.	2,550	778,388
Honeywell International, Inc.	3,200	694,624
Johnson & Johnson	6,925	1,138,124
JPMorgan Chase & Co.	7,350	1,118,890
Lockheed Martin Corp.	1,565	578,268
McDonald’s Corp.	1,860	416,900
Microsoft Corp.	11,675	2,752,615
Mondelez International, Inc.	7,100	415,563
Otis Worldwide Corp.	3,875	265,244
PepsiCo, Inc.	5,775	816,874
Scotts Miracle-Gro Co.	2,675	655,295
Sherwin-Williams Co.	800	590,408
Starbucks Corp.	6,000	655,620
T Rowe Price Group, Inc.	4,250	729,300
Thermo Fisher Scientific, Inc.	1,175	536,246
Union Pacific Corp.	4,050	892,660
UnitedHealth Group, Inc.	1,625	604,614
Verizon Communications, Inc.	11,200	651,280
Waste Management, Inc.	5,100	658,002
WEC Energy Group, Inc.	6,150	575,578

		25,752,578

Total Common Stocks (cost: $24,096,937)		41,687,625

MARCH 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited) March 31, 2021 Sit Global Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)
Short-Term Securities - 2.0%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01% (cost: $855,662)	855,662	855,662

Total Investments in Securities - 99.9% (cost: $24,952,599)		42,543,287
Other Assets and Liabilities, net - 0.1%		25,297

Total Net Assets - 100.0%		$42,568,584

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	16.0%
Technology Services	15.1
Electronic Technology	12.8
Health Technology	12.8
Producer Manufacturing	9.0
Consumer Non-Durables	8.7
Consumer Services	3.6
Transportation	3.4
Process Industries	3.4
Utilities	3.2
Retail Trade	3.2
Industrial Services	1.5
Communications	1.5
Health Services	1.4
Commercial Services	1.3
Non-Energy Minerals	1.0
Short-Term Securities	2.0

99.9
Other Assets and Liabilities, net	0.1

100.0%

A summary of the levels for the Fund’s investments as of March 31, 2021 is as follows:

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	1,706,701	—	—	1,706,701
France	166,796	—	—	166,796
Germany	2,188,615	—	—	2,188,615
Ireland	2,240,164	—	—	2,240,164
Japan	986,413	—	—	986,413
Singapore	458,634	—	—	458,634
Spain	778,079	—	—	778,079
Sweden	175,427	—	—	175,427
Switzerland	3,597,869	—	—	3,597,869
United Kingdom	3,636,349	—	—	3,636,349
United States	25,752,578	—	—	25,752,578
Short-Term Securities	855,662	—	—	855,662

Total:	42,543,287	—	—	42,543,287

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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